Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.05228%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,720,646.14

Principal:
Principal Collections	$20,215,999.72
Prepayments in Full	$10,392,339.61
Liquidation Proceeds	$418,906.80
Recoveries	$99,899.66
Sub Total	$31,127,145.79
Collections	$33,847,791.93

Purchase Amounts:
Purchase Amounts Related to Principal	$112,380.90
Purchase Amounts Related to Interest	$639.92
Sub Total	$113,020.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,960,812.75

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,960,812.75
Servicing Fee	$531,064.97	$531,064.97	$0.00	$0.00	$33,429,747.78
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,429,747.78
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$33,429,747.78
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$33,429,747.78
Interest - Class A-3 Notes	$1,460,384.69	$1,460,384.69	$0.00	$0.00	$31,969,363.09
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$31,604,563.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,604,563.09
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$31,404,593.84
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,404,593.84
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$31,259,451.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,259,451.26
Regular Principal Payment	$28,627,436.58	$28,627,436.58	$0.00	$0.00	$2,632,014.68
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,632,014.68
Residual Released to Depositor	$0.00	$2,632,014.68	$0.00	$0.00	$0.00
Total		$33,960,812.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,627,436.58
Total					$28,627,436.58

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,627,436.58	$56.13	$1,460,384.69	$2.86	$30,087,821.27	$58.99
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$28,627,436.58	$18.13	$2,170,296.52	$1.37	$30,797,733.10	$19.50

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$376,873,468.49	0.7389676	$348,246,031.91	0.6828354
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$551,813,468.49	0.3494835	$523,186,031.91	0.3313527

Pool Information
Weighted Average APR	5.208%	5.237%
Weighted Average Remaining Term	37.76	37.04
Number of Receivables Outstanding	27,442	26,723
Pool Balance	$637,277,959.70	$605,497,632.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$589,004,224.26	$559,900,082.76
Pool Factor	0.3679079	0.3495607

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$45,597,549.57
Targeted Overcollateralization Amount	$82,311,600.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$82,311,600.42

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$640,700.34
(Recoveries)		85	$99,899.66
Net Loss for Current Collection Period			$540,800.68
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0183%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7505%
Second Prior Collection Period			0.9785%
Prior Collection Period			0.3809%
Current Collection Period			1.0444%
Four Month Average (Current and Prior Three Collection Periods)			0.7886%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,047	$12,423,860.27
(Cumulative Recoveries)			$1,670,835.31
Cumulative Net Loss for All Collection Periods			$10,753,024.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6208%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,069.30
Average Net Loss for Receivables that have experienced a Realized Loss			$5,253.07

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.46%	269	$8,869,302.95
61-90 Days Delinquent	0.20%	36	$1,216,789.49
91-120 Days Delinquent	0.09%	18	$565,623.22
Over 120 Days Delinquent	0.07%	13	$453,060.66
Total Delinquent Receivables	1.83%	336	$11,104,776.32

Repossession Inventory:
Repossessed in the Current Collection Period		10	$320,247.74
Total Repossessed Inventory		19	$626,053.47

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1881%
Prior Collection Period			0.2077%
Current Collection Period			0.2507%
Three Month Average			0.2155%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3692%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	27

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	85	$2,894,439.74
2 Months Extended	126	$4,274,687.94
3+ Months Extended	26	$908,899.27

Total Receivables Extended	237	$8,078,026.95
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer